Fair Value Measurements (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 13 - Fair Value Measurements

The carrying amounts reflected in the Condensed Consolidated Balance Sheets for cash, restricted cash, accounts receivable, funds held for customers, other current assets, other assets, accounts payable, accrued expenses (excluding the contingent consideration and warrants discussed below), other current liabilities, and other liabilities approximate their fair value due to their short-term maturities.

Additionally, the Company measures certain financial assets and liabilities at fair value on a recurring basis including cash equivalents, marketable securities, contingent consideration, and warrants to purchase Series C preferred stock (refer to Note 3 - Business Combination). The fair values of these financial assets and liabilities have been classified as Level 1, 2, or 3 within the fair value hierarchy as described in the accounting standards for fair value measurements:

•	Level 1: Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities.

•
Level 2: Inputs, other than Level 1 inputs, that are observable either directly or indirectly, such as quoted prices for similar assets or liabilities, quotes prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Unobservable inputs for which there is little or no market data, requiring the Company to develop its own estimates and assumptions

The following tables present the Company's fair value hierarchy for its financials assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	September 30, 2021
	Balance	Level 1	Level 2	Level 3
Assets:
Cash equivalents:
Money market funds (1)	$25,012	$25,012	$—	$—
Marketable securities:
Certificates of deposit (2)	45,077	—	45,077	—
Total Assets	$70,089	$25,012	$45,077	$—

Liabilities:
Contingent consideration (3)	$370	$—	$—	$370
Total Liabilities	$370	$—	$—	$370

	December 31, 2020
	Balance	Level 1	Level 2	Level 3
Liabilities:
Contingent consideration (3)	$660	$—	$—	$660
Warrants to purchase Series C Preferred Stock (4)	1,172	—	—	1,172
Total Liabilities	$1,832	$—	$—	$1,832

(1)	Included in cash and cash equivalents in the Condensed Consolidated Balance Sheets.

(2)	Certificates of deposit are valued at amortized cost, which approximates fair value.

(3)
The acquisition of Second Phase, LLC in April 2019 included a contingent consideration arrangement that required additional consideration to be paid to the sellers annually based meeting certain recurring revenue growth and profitability targets (together, "the Financial Targets") during the three-year period beginning May 1, 2019. No amounts were paid during 2020 or 2021 for the first or second year as the Financial Targets were not met. The year three amount, if any, is expected to be finalized and paid to the sellers by the end of 2022. The range of outcomes for the year three amount cannot be estimated as the amount payable is a percentage of the growth in the Financial Targets. The fair value of the remaining contingent consideration is included in other current liabilities in the Condensed Consolidated Balance Sheets.

(4)
The Company had outstanding warrants to purchase Series C stock, (refer to Note 3 - Business Combination). The amount was included in other long term liabilities in the Condensed Consolidated Balance Sheets.

During the nine months ended September 30, 2021, the Company did not transfer assets or liabilities between levels of the fair value hierarchy. Additionally, there have been no changes to the valuation techniques for Level 2 or Level 3 liabilities.

The following tables present the changes in the Company’s Level 3 financial instruments measured at fair value on a recurring basis (in thousands):

Contingent Consideration
Ending balance, December 31, 2020	$660
Fair value adjustment to contingent consideration (1)	(290)
Ending balance, September 30, 2021	$370

Warrants
Ending balance, December 31, 2020	$1,172
Change in fair value (2)	256
Exercise of Series C warrants (3)	(1,428)
Ending balance, September 30, 2021	$—

(1)
Subsequent to the acquisition of Second Phase, LLC, the changes in the fair value of the contingent consideration were primarily due to management's estimates and the achievements of the Financial Targets during each period. Increases or decreases in the inputs would have resulted in higher or lower fair value adjustments. This amount was recognized in change in fair value of financial instruments and other income in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

(2)	Included in change in fair value of financial instruments and other expenses in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

(3)	As part of the Business Combination on January 12, 2021 (refer to Note 3 - Business Combination), the warrants were exercised and subsequently converted to common stock.

5.	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation. The three-tiers are defined as follows:

•	Level 1: Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3: Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached as of December 31, 2020 and 2019:

	December 31, 2020
	Balance	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$14,642	$14,642	$—	$—
Short-term investments	—	—	—	—
Restricted Cash	3,277	3,277	—	—
	$17,919	$17,919	$—	$—
Liabilities:
Contingent consideration(2)	$660	$—	$—	$660
Warrants to purchase Series C Preferred stock(3)	1,172	—	—	1,172
	$1,832	$—	$—	$1,832

	December 31, 2019
	Balance	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$4,736	$4,736	$—	$—
	$4,736	$4,736	$—	$—
Liabilities:
Contingent consideration(2)	$1,066	$—	$—	$1,066
Warrants to purchase Series C Preferred stock(4)	246	—	—	246
	$1,312	$—	$—	$1,312

(1)	As of December 31, 2020 and 2019, cash and cash equivalents included money market obligations measured at fair value using Level 1 inputs.
(2)
The Company’s business acquisition of Second Phase (discussed in Note 3) is included in contingent consideration. The Company’s valuation of the fair value of contingent consideration related to Second Phase at December 31, 2020 was based on management’s expectations of the achievement of targets related to the contingent consideration.

(3)
As of December 31, 2020, the Company had outstanding warrants to purchase Series C Preferred stock, as described in Note 9. The determination of the fair value of the warrants was estimated using a Black-Scholes option pricing model with the following assumptions: Stock price for Series C Preferred stock of $13.03; term of 3.5 years; risk-free rate of 0.21%; volatility of 52%; and a dividend yield of 0.0%.

(4)
As of December 31, 2019, the fair value of the warrants to purchase Series C Preferred stock was estimated using a Black-Scholes option pricing model with the following assumptions: Stock price for Series C Preferred stock of $3.81; term of 4.5 years; risk-free rate of 1.67%; volatility of 47%; and a dividend yield of 0.0%.

Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
(Level 3)

The following tables presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis for the years ended December 31, 2020 and 2019:

Warrants Liability:
Ending balance, December 31, 2018	$234
Change in fair value(1)	12
Ending balance, December 31, 2019	$246
Change in fair value(1)	926
Ending balance, December 31, 2020	$1,172

Contingent Consideration:
Ending balance, December 31, 2018 (current and long-term liabilities)	$—
Contingent Consideration attributable to the Second Phase acquisition	1,066
Ending balance, December 31, 2019 (current and long-term liabilities)	$1,066
Fair value adjustments to contingent consideration	(406)
Ending balance, December 31, 2020 (current and long-term liabilities)	$660

(1)	Amount is included in other expense in the accompanying Statements of Operations and Comprehensive Loss.